Accounts Receivable - Summary of Aging Analysis of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 14,433	$ 2,099	¥ 13,964
Within one month [member]
Disclosure of financial assets [Line Items]
Accounts receivable	8,158		7,184
More than one month to three months [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,285		2,763
More than three months to one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,843		2,737
More than one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 1,147		¥ 1,280